On letterhead of SIGNAL ADVANCE, INC.



March 14, 2013

Amended Confidential Draft Registration Statement
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549



The registrant is submitting the responses to the SEC communication dated 20DEC12 which included a number of comments resulting from the review of the first confidential draft registration.

The registrant has embedded replies to each of the individual comments within a copy of the SEC communication, dated 20DEC13 as well as an amendmed draft confidential draft registration statement on Form S-1 and associated exhibits.



With regards,


 /s/ Chris M. Hymel
-------------------------
 Chris M. Hymel.

2520 County Road 81
Rosharon, TX 77583
713 510 7445 (Office)
832 646 5564 (Cell)
chymel@signaladvance.com